STATEMENT OF CASH FLOWS - USD ($)	4 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Loss		$ (12,971,424)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of derivative warrant liabilities		12,110,000
Offering costs allocated to derivative warrant liabilities		749,253
Payment of formation costs through issuance of Class B ordinary shares		5,000
Interest earned on marketable securities held in Trust Account		(1,973)
Changes in operating assets and liabilities
Prepaid expenses		(237,088)
Net cash used in operating activities		(346,232)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(232,300,000)
Net cash used in investing activities		(232,300,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid and reimbursements		226,150,000
Proceeds from sale of Private Placement Warrants		8,900,000
Repayment of promissory note - related party	$ (124,826)	(124,826)
Payment of offering costs		(372,594)
Net cash provided by financing activities		234,552,580
Net increase in cash		1,906,348
Cash - end of period	$ 1,906,348	1,906,348
Supplemental disclosure of noncash investing and financing activities:
Initial classification of common stock subject to possible redemption		200,645,178
Change in value of common stock subject to possible redemption		(12,959,704)
Warrant liabilities in connection with initial public offering and private placement		22,529,000
Deferred underwriting fee payable		8,050,000
Accrued offering costs		49,934
Offering costs paid by Sponsor in exchange for Founder Shares		20,000
Offering costs paid through Note payable		$ 124,826